SPROTT LOAN	12 Months Ended
Aug. 31, 2023
Sprott Loans [Abstract]
SPROTT LOAN [Text Block]

7. SPROTT LOAN

In August, 2019, the Company entered a $20 million senior secured credit facility (the "Sprott Facility") with Sprott Private Resource Lending II (Collector), LP ("Sprott") which was to mature on August 14, 2022, but was fully repaid in February 2022. During the year ended August 31, 2022, the Company repaid the then outstanding $9.4 million principal balance recognizing a loss on settlement of $279. During the year ended August 31, 2022, interest payments of $293 were made and effective interest of $378 was recognized. Upon full repayment of the Sprott Facility in February 2022, the Company's pledge of its South African assets as security was fully released.